Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	POWERBRIDGE TECHNOLOGIES CO., LTD.
Trading Symbol	PBTS
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	56,794,773
Amendment Flag	false
Entity Central Index Key	0001754323
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38851
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1st Floor
Entity Address, Address Line Two	Building D2
Entity Address, Address Line Three	Southern Software Park
Entity Address, City or Town	Zhuhai
Entity Address, Postal Zip Code	519080
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value $0.00166667
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Audit OneStop Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6732
Business Contact
Document Information Line Items
Entity Address, Address Line One	1st Floor
Entity Address, Address Line Two	Building D2
Entity Address, Address Line Three	Southern Software Park
Entity Address, City or Town	Zhuhai
Entity Address, Postal Zip Code	519080
Entity Address, Country	CN
Contact Personnel Name	Stewart Lor
Local Phone Number	756-339-5666
City Area Code	86